UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04362
Columbia Mid Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 97.3%
CONSUMER DISCRETIONARY – 21.3%
Auto Components – 0.5%
	Autoliv, Inc.	93,410	4,335,158
	Auto Components Total		4,335,158

Diversified Consumer Services – 0.8%
	Career Education Corp. (a)	93,300	3,234,711
	Education Management Corp. (a)	96,236	3,122,858
	Diversified Consumer Services Total		6,357,569

Hotels, Restaurants & Leisure – 5.9%
	Applebee’s International, Inc.	228,730	6,237,467
	Brinker International, Inc. (a)	87,780	3,302,284
	Cheesecake Factory, Inc. (a)	211,870	7,481,130
	Four Seasons Hotels, Inc.	28,900	2,086,580
	Harrah’s Entertainment, Inc.	43,608	3,131,490
	Hilton Hotels Corp.	274,360	6,647,743
	International Game Technology	70,400	1,983,872
	Marriott International, Inc., Class A	72,200	4,876,388
	Wendy’s International, Inc.	90,230	4,072,080
	Yum! Brands, Inc.	162,200	8,319,238
	Hotels, Restaurants & Leisure Total		48,138,272

Household Durables – 3.5%
	Centex Corp.	28,110	1,840,643
	D.R. Horton, Inc.	96,106	3,322,384
	Fortune Brands, Inc.	55,700	4,818,050
	Tempur-Pedic International, Inc. (a)	803,790	18,752,421
	Household Durables Total		28,733,498

Internet & Catalog Retail – 0.4%
	Netflix, Inc. (a)	204,410	2,921,019
	Internet & Catalog Retail Total		2,921,019

Leisure Equipment & Products – 0.9%
	Marvel Enterprises, Inc. (a)	334,240	7,109,285
	Leisure Equipment & Products Total		7,109,285

Media – 2.6%
	Getty Images, Inc. (a)	21,300	1,594,092
	Grupo Televisa SA, ADR	61,340	3,680,400
	Lamar Advertising Co., Class A (a)	68,590	2,868,434
	XM Satellite Radio Holdings, Inc., Class A (a)	419,795	13,479,617
	Media Total		21,622,543

Specialty Retail – 5.2%
	Abercrombie & Fitch Co., Class A	107,350	6,154,375

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Chico’s FAS, Inc. (a)	401,560	13,737,368
	Children’s Place Retail Stores, Inc. (a)	68,780	3,212,714
	PETCO Animal Supplies, Inc. (a)	72,960	2,195,366
	PETsMART, Inc.	165,760	5,266,195
	Urban Outfitters, Inc. (a)	218,020	11,629,187
	Specialty Retail Total		42,195,205

Textiles, Apparel & Luxury Goods – 1.5%
	Coach, Inc. (a)	419,900	12,193,896
	Textiles, Apparel & Luxury Goods Total		12,193,896
	CONSUMER DISCRETIONARY TOTAL		173,606,445

CONSUMER STAPLES – 3.4%
Food & Staples Retailing – 0.7%
	Rite Aid Corp. (a)	525,600	2,081,376
	Whole Foods Market, Inc.	33,740	4,014,385
	Food & Staples Retailing Total		6,095,761

Food Products – 2.0%
	Bunge Ltd.	62,850	3,899,214
	Corn Products International, Inc.	408,200	9,017,138
	Hershey Co.	52,120	3,346,625
	Food Products Total		16,262,977

Personal Products – 0.7%
	Alberto-Culver Co.	64,600	2,863,718
	Estee Lauder Companies, Inc., Class A	62,700	2,450,943
	Personal Products Total		5,314,661
	CONSUMER STAPLES TOTAL		27,673,399

ENERGY – 7.5%
Energy Equipment & Services – 4.0%
	Baker Hughes, Inc.	104,010	4,804,222
	BJ Services Co.	49,050	2,469,668
	Diamond Offshore Drilling, Inc.	66,530	3,143,542
	FMC Technologies, Inc. (a)	92,110	2,906,071
	Nabors Industries Ltd. (a)	66,450	3,662,059
	National-Oilwell Varco, Inc. (a)	134,200	6,039,000
	Smith International, Inc. (a)	96,990	5,699,132
	Weatherford International Ltd. (a)	78,370	4,119,911
	Energy Equipment & Services Total		32,843,605

Oil, Gas & Consumable Fuels – 3.5%
	EOG Resources, Inc.	103,140	5,145,655
	Massey Energy Co.	72,350	2,925,111

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Peabody Energy Corp.	113,960	5,440,450
	Teekay Shipping Corp.	66,980	2,845,310
	Ultra Petroleum Corp. (a)	182,440	4,964,192
	XTO Energy, Inc.	230,720	7,180,007
	Oil, Gas & Consumable Fuels Total		28,500,725
	ENERGY TOTAL		61,344,330

FINANCIALS – 6.0%
Capital Markets – 3.1%
	Affiliated Managers Group, Inc. (a)	43,800	2,921,460
	E*TRADE Financial Corp. (a)	733,600	9,059,960
	Legg Mason, Inc.	87,760	7,212,117
	Lazard Ltd., Class A (a)	187,400	4,057,210
	T. Rowe Price Group, Inc.	36,800	2,195,488
	Capital Markets Total		25,446,235

Commercial Banks – 1.5%
	North Fork Bancorporation, Inc.	215,175	5,865,670
	Zions Bancorporation	85,140	6,031,318
	Commercial Banks Total		11,896,988

Diversified Financial Services – 0.4%
	Chicago Mercantile Exchange	14,100	3,048,279
	Diversified Financial Services Total		3,048,279

Insurance – 0.5%
	Ambac Financial Group, Inc.	58,570	4,225,825
	Insurance Total		4,225,825

Real Estate – 0.5%
	St. Joe Co.	52,010	4,102,029
	Real Estate Total		4,102,029
	FINANCIALS TOTAL		48,719,356

HEALTH CARE – 16.3%
Biotechnology – 2.1%
	Amylin Pharmaceuticals, Inc. (a)	377,450	6,031,651
	Genzyme Corp. (a)	133,420	8,324,074
	Neurocrine Biosciences, Inc. (a)	62,555	2,356,447
	Biotechnology Total		16,712,172

Health Care Equipment & Supplies – 5.5%
	Beckman Coulter, Inc.	57,540	4,031,252
	Biomet, Inc.	112,879	4,254,410
	DENTSPLY International, Inc.	45,730	2,608,897
	Fisher Scientific International, Inc. (a)	45,860	2,864,416
	Gen-Probe, Inc. (a)	137,140	5,329,260

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Kinetic Concepts, Inc. (a)	149,890	9,630,432
	Nektar Therapeutics (a)	207,480	3,792,734
	ResMed, Inc. (a)	29,160	1,821,625
	Thermo Electron Corp. (a)	154,980	4,079,074
	Varian Medical Systems, Inc. (a)	131,630	4,950,604
	Waters Corp. (a)	36,200	1,406,370
	Health Care Equipment & Supplies Total		44,769,074

Health Care Providers & Services – 6.2%
	Accredo Health, Inc. (a)	49,112	2,201,200
	Cerner Corp. (a)	56,100	3,666,135
	Community Health Systems, Inc. (a)	115,900	4,215,283
	Coventry Health Care, Inc. (a)	59,200	4,121,504
	DaVita, Inc. (a)	207,305	9,548,468
	Health Management Associates, Inc., Class A (a)	156,710	3,952,226
	Henry Schein, Inc. (a)	81,800	3,295,722
	Laboratory Corp. of America Holdings (a)	79,130	3,833,849
	Quest Diagnostics, Inc. (a)	44,450	4,667,250
	United Surgical Partners International, Inc. (a)	52,800	2,541,792
	WellPoint, Inc. (a)	63,790	8,484,070
	Health Care Providers & Services Total		50,527,499

Pharmaceuticals – 2.5%
	Allergan, Inc.	82,000	6,339,420
	Endo Pharmaceuticals Holdings, Inc. (a)	168,557	3,421,707
	Medicis Pharmaceutical Corp., Class A	234,410	6,605,674
	Teva Pharmaceutical Industries Ltd., ADR	127,926	4,268,890
	Pharmaceuticals Total		20,635,691
	HEALTH CARE TOTAL		132,644,436

INDUSTRIALS – 11.6%
Aerospace & Defense – 2.1%
	Armor Holdings, Inc. (a)	90,900	3,431,475
	L-3 Communications Holdings, Inc.	95,990	6,794,172
	Rockwell Collins, Inc.	48,800	2,410,232
	United Defense Industries, Inc.	61,170	4,557,777
	Aerospace & Defense Total		17,193,656

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 1.3%
	C.H. Robinson Worldwide, Inc.	103,610	5,923,384
	UTI Worldwide, Inc.	58,800	4,336,500
	Air Freight & Logistics Total		10,259,884

Airlines – 0.5%
	Southwest Airlines Co.	267,700	3,895,035
	Airlines Total		3,895,035

Commercial Services & Supplies – 3.7%
	ChoicePoint, Inc. (a)	181,100	7,109,986
	Corporate Executive Board Co.	176,560	12,320,357
	Manpower, Inc.	136,240	5,426,439
	Robert Half International, Inc.	226,970	5,660,632
	Commercial Services & Supplies Total		30,517,414

Construction & Engineering – 1.1%
	Jacobs Engineering Group, Inc. (a)	165,350	8,694,103
	Construction & Engineering Total		8,694,103

Electrical Equipment – 0.6%
	Rockwell Automation, Inc.	98,870	5,078,952
	Electrical Equipment Total		5,078,952

Machinery – 1.8%
	Joy Global, Inc.	186,845	7,014,161
	Terex Corp. (a)	198,165	7,831,481
	Machinery Total		14,845,642

Road & Rail – 0.5%
	Landstar System, Inc. (a)	127,580	4,304,549
	Road & Rail Total		4,304,549
	INDUSTRIALS TOTAL		94,789,235

INFORMATION TECHNOLOGY – 23.5%
Communications Equipment – 2.5%
	Avocent Corp. (a)	91,770	2,569,560
	Comverse Technology, Inc. (a)	334,550	7,871,962
	Harris Corp.	154,370	4,436,594
	Juniper Networks, Inc. (a)	204,280	5,237,739
	Communications Equipment Total		20,115,855

Computers & Peripherals – 2.0%
	Apple Computer, Inc. (a)	207,030	8,221,161
	Network Appliance, Inc. (a)	133,990	3,853,553
	SanDisk Corp. (a)	156,270	4,077,084
	Computers & Peripherals Total		16,151,798

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.4%
	VeriSign, Inc. (a)	109,330	3,536,826
	Internet Software & Services Total		3,536,826

IT Services – 2.1%
	Alliance Data Systems Corp. (a)	106,360	4,011,899
	Cognizant Technology Solutions Corp., Class A (a)	271,150	13,015,200
	IT Services Total		17,027,099

Office Electronics – 0.2%
	Zebra Technologies Corp., Class A (a)	42,650	1,820,302
	Office Electronics Total		1,820,302

Semiconductors & Semiconductor Equipment – 8.0%
	Advanced Micro Devices, Inc. (a)	314,870	5,163,868
	Altera Corp. (a)	187,060	4,150,861
	Broadcom Corp., Class A (a)	382,280	13,567,117
	KLA-Tencor Corp.	79,220	3,597,380
	Lam Research Corp. (a)	74,400	2,282,592
	Linear Technology Corp.	162,664	6,095,020
	Marvell Technology Group Ltd. (a)	339,880	13,921,485
	Microchip Technology, Inc.	69,917	2,072,340
	National Semiconductor Corp.	123,130	2,477,376
	NVIDIA Corp. (a)	229,960	6,252,612
	Silicon Laboratories, Inc. (a)	214,090	5,936,716
	Semiconductors & Semiconductor Equipment Total		65,517,367

Software – 8.3%
	Amdocs Ltd. (a)	212,950	5,802,888
	Business Objects SA, ADR (a)	107,940	3,093,560
	Check Point Software Technologies Ltd. (a)	420,690	9,553,870
	Citrix Systems, Inc. (a)	324,250	8,158,130
	Hyperion Solutions Corp. (a)	126,380	5,577,149
	Macromedia, Inc. (a)	59,615	2,636,175
	McAfee, Inc. (a)	61,700	1,769,556
	Mercury Interactive Corp. (a)	242,100	10,923,552
	NAVTEQ (a)	209,900	8,007,685
	TIBCO Software, Inc. (a)	382,740	2,426,572

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software - (continued)
	VERITAS Software Corp. (a)	393,800	9,793,806
	Software Total		67,742,943
	INFORMATION TECHNOLOGY TOTAL		191,912,190

MATERIALS – 4.4%
Chemicals – 2.4%
	Airgas, Inc.	95,180	2,284,320
	Lyondell Chemical Co.	159,500	3,786,530
	Potash Corp. of Saskatchewan, Inc.	150,050	13,566,021
	Chemicals Total		19,636,871

Metals & Mining – 2.0%
	Freeport-McMoRan Copper & Gold, Inc., Class B	118,070	4,167,871
	Inco Ltd.	155,090	5,984,923
	Phelps Dodge Corp.	66,570	5,818,218
	Metals & Mining Total		15,971,012
	MATERIALS TOTAL		35,607,883

TELECOMMUNICATION SERVICES – 2.8%
Wireless Telecommunication Services – 2.8%
	American Tower Corp., Class A (a)	259,750	4,685,890
	Crown Castle International Corp. (a)	311,850	5,544,693
	Millicom International Cellular SA (a)	161,910	2,894,951
	Mobile TeleSystems, ADR	81,530	2,861,703
	SpectraSite, Inc. (a)	69,260	4,422,251
	VimpelCom, ADR (a)	68,500	2,537,240
	Wireless Telecommunication Services Total		22,946,728
	TELECOMMUNICATION SERVICES TOTAL		22,946,728

UTILITIES – 0.5%
Independent Power Producers & Energy Traders – 0.5%
	AES Corp. (a)	272,100	4,051,569
	Independent Power Producers & Energy Traders Total		4,051,569
	UTILITIES TOTAL		4,051,569

	Total Common Stocks (cost of $699,938,149)		793,295,571

		Shares	Value ($)
Convertible Preferred Stock – 0.0%
INFORMATION TECHNOLOGY – 0.0%
Internet Software & Services – 0.0%
	Network Specialists, Inc., Series A (a)(b)(c)	394,218	3,942
	Internet Software & Services Total		3,942
	INFORMATION TECHNOLOGY TOTAL		3,942

	Total Convertible Preferred Stock (cost of $3,000,000)		3,942

		Par ($)
Short-Term Obligation – 2.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 05/15/10, market value of $17,165,400 (repurchase proceeds $16,827,355)	16,826,000	16,826,000

			Value ($)
	Total Short-Term Obligation (cost of $16,826,000)		16,826,000

	Total Investments – 99.4% (cost of $719,764,149)(d)(e)		810,125,513

	Other Assets & Liabilities, Net – 0.6%		4,777,545

	Net Assets – 100.0%		814,903,058

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of this security represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $719,764,149.

(e)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$117,405,880	$(27,044,516)	$90,361,364

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Mid Cap Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005